UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2009

Shares		Value

COMMON STOCKS (91.1%)
	CONSUMER DISCRETIONARY (20.0%)
12,000	99 Cents Only Stores *	$161,400
24,000	Aaron's, Inc.	633,600
21,000	Advance Auto Parts, Inc.	824,880
11,200	Aeropostale, Inc. *	486,864
6,000	Apollo Group, Inc. Class A *	442,020
7,000	AutoZone, Inc. *	1,023,540
2,000	Bob Evans Farms, Inc.	58,120
20,000	Buckle, Inc. (The)	682,800
5,000	Buffalo Wild Wings, Inc. *	208,050
3,000	Corinthian Colleges, Inc. *	55,680
9,000	Darden Restaurants, Inc.	307,170
25,000	DIRECTV Group, Inc. (The) *	689,500
10,000	Dollar Tree, Inc. *	486,800
26,700	Expedia, Inc. *	639,465
17,000	Family Dollar Stores, Inc.	448,800
15,000	Guess?, Inc.	555,600
3,000	Interactive Data Corp.	78,630
17,000	International Game Technology	365,160
13,000	Jack in the Box, Inc. *	266,370
4,000	Jos. A. Bank Clothiers, Inc. *	179,080
11,000	LKQ Corp. *	203,940
5,800	National Presto Industries, Inc.	501,758
2,000	Netflix, Inc. *	92,340
2,000	O'Reilly Automotive, Inc. *	72,280
14,000	Panera Bread Co. Class A *	770,000
5,000	Peet's Coffee & Tea, Inc. *	141,150
2,000	PEP Boys-Manny Moe & Jack	19,540
12,000	PF Chang's China Bistro, Inc. *	407,640
10,000	Priceline.com, Inc. *	1,658,200
22,000	Ross Stores, Inc.	1,050,940
23,000	Shaw Communications, Inc. Class B	414,230
4,000	Strayer Education, Inc.	870,720
30,000	TJX Companies, Inc. (The)	1,114,500
9,100	Unifirst Corp.	404,495
10,000	Warnaco Group, Inc. (The) *	438,600
10,000	WMS Industries, Inc. *	445,600
28,000	Yum! Brands, Inc.	945,280
		18,144,742

	CONSUMER STAPLES (10.0%)
2,000	British American Tobacco PLC ADR	126,500
13,200	Casey's General Stores, Inc.	414,216
2,000	Chattem, Inc. *	132,820
11,000	Church & Dwight Co., Inc.	624,140
200	Coca-Cola Enterprises, Inc.	4,282
33,000	Cott Corp. *	242,550
17,000	CVS Caremark Corp.	607,580
29,000	Diamond Foods, Inc.	919,880
30,000	Flowers Foods, Inc.	788,700
24,500	Green Mountain Coffee Roasters, Inc. *	1,809,080
7,000	Hansen Natural Corp. *	257,180
23,000	J&J Snack Foods Corp.	993,370
12,900	Lancaster Colony Corp.	661,383
8,300	Lance, Inc.	214,306
6,000	Molson Coors Brewing Co. Class B	292,080
28,000	TreeHouse Foods, Inc. *	998,760
		9,086,827

Shares		Value

	ENERGY (1.2%)
1,000	Core Laboratories N.V.	$103,090
14,200	Dresser-Rand Group, Inc. *	441,194
3,000	Enbridge, Inc.	116,400
11,000	Southwestern Energy Co. *	469,480
		1,130,164

	FINANCIALS (1.7%)
13,000	AFLAC, Inc.	555,620
4,000	Capitol Federal Financial	131,680
17,000	Hudson City Bancorp, Inc.	223,550
23,000	Knight Capital Group, Inc. Class A *	500,250
2,000	Stifel Financial Corp. *	109,800
		1,520,900

	HEALTH CARE (21.4%)
15,000	Allergan, Inc.	851,400
14,000	AmerisourceBergen Corp.	313,320
2,000	Bio-Rad Laboratories, Inc. Class A *	183,760
19,400	Catalyst Health Solutions, Inc. *	565,510
20,000	Cerner Corp. *	1,496,000
6,000	Chemed Corp.	263,340
28,000	Computer Programs & Systems, Inc.	1,159,480
4,000	Covance, Inc. *	216,600
6,000	DENTSPLY International, Inc.	207,240
1,000	Dionex Corp. *	64,970
19,000	Edwards Lifesciences Corp. *	1,328,290
4,000	ev3, Inc. *	49,240
13,000	Express Scripts, Inc. *	1,008,540
23,000	Gilead Sciences, Inc. *	1,071,340
9,000	Haemonetics Corp. *	505,080
6,000	Hospira, Inc. *	267,600
27,000	Illumina, Inc. *	1,147,500
2,200	Intuitive Surgical, Inc. *	576,950
7,000	Johnson & Johnson	426,230
6,000	Laboratory Corporation of America Holdings *	394,200
4,000	Life Technologies Corp. *	186,200
14,000	Medco Health Solutions, Inc. *	774,340
8,000	MEDNAX, Inc. *	439,360
16,000	Novo Nordisk A/S ADR	1,007,200
6,000	NuVasive, Inc. *	250,560
13,000	Owens & Minor, Inc.	588,250
22,000	ResMed, Inc. *	994,400
4,000	Sanofi-Aventis ADR	147,800
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,162,880
13,000	Thermo Fisher Scientific, Inc. *	567,710
28,000	Thoratec Corp. *	847,560
200	Universal Health Services, Inc. Class B	12,386
15,000	VCA Antech, Inc. *	403,350
		19,478,586

	INDUSTRIALS (12.3%)
7,000	Alliant Techsystems, Inc. *	544,950
45,000	Applied Signal Technology, Inc.	1,047,150
14,000	C.H. Robinson Worldwide, Inc.	808,500
5,000	Copart, Inc. *	166,050
15,100	Cubic Corp.	595,997
4,000	Dun & Bradstreet Corp. (The)	301,280
15,000	Elbit Systems Ltd.	1,022,250
4,000	FTI Consulting, Inc. *	170,440

The Value Line Fund, Inc.

September 30, 2009

Shares		Value

16,000	IHS, Inc. Class A *	$818,080
13,000	Iron Mountain, Inc. *	346,580
12,000	L-3 Communications Holdings, Inc.	963,840
3,000	Middleby Corp. (The) *	165,030
17,000	Oshkosh Corp.	525,810
50,000	Rollins, Inc.	942,500
2,000	Stantec, Inc. *	50,200
10,000	Stericycle, Inc. *	484,500
12,000	Tetra Tech, Inc. *	318,360
1,000	Universal Forest Products, Inc.	39,460
19,000	URS Corp. *	829,350
10,000	Valmont Industries, Inc.	851,800
2,000	W.W. Grainger, Inc.	178,720
		11,170,847

	INFORMATION TECHNOLOGY (12.6%)
17,000	Advent Software, Inc. *	684,250
5,000	Amphenol Corp. Class A	188,400
4,000	ANSYS, Inc. *	149,880
200	Apple, Inc. *	37,074
38,000	Cognizant Technology Solutions Corp. Class A *	1,469,080
18,000	Dolby Laboratories, Inc. Class A *	687,420
7,000	Equinix, Inc. *	644,000
5,000	F5 Networks, Inc. *	198,150
18,000	FactSet Research Systems, Inc.	1,192,320
7,000	Fiserv, Inc. *	337,400
700	Google, Inc. Class A *	347,095
33,000	Informatica Corp. *	745,140
1,200	International Business Machines Corp.	143,532
5,000	j2 Global Communications, Inc. *	115,050
2,200	MasterCard, Inc. Class A	444,730
5,000	MAXIMUS, Inc.	233,000
7,000	McAfee, Inc. *	306,530
10,000	MICROS Systems, Inc. *	301,900
25,000	Open Text Corp. *	933,250
51,000	Oracle Corp.	1,062,840
7,000	OSI Systems, Inc. *	128,030
29,000	Sybase, Inc. *	1,128,100
200	Tessera Technologies, Inc. *	5,578
		11,482,749

	MATERIALS (7.2%)
8,000	Airgas, Inc.	386,960
10,000	Ball Corp.	492,000
31,000	Calgon Carbon Corp. *	459,730
37,000	Crown Holdings, Inc. *	1,006,400
24,000	FMC Corp.	1,350,000
7,000	NewMarket Corp.	651,280
8,000	Rock-Tenn Co. Class A	376,880
7,000	Scotts Miracle-Gro Co. (The) Class A	300,650
12,000	Sigma-Aldrich Corp.	647,760
16,000	Silgan Holdings, Inc.	843,680
		6,515,340

	TELECOMMUNICATION SERVICES (1.6%)
34,000	American Tower Corp. Class A *	1,237,600
2,500	Shenandoah Telecommunications Co.	44,875
2,000	Telefonica S.A. ADR	165,820
		1,448,295

Shares		Value

	UTILITIES (3.1%)
16,000	FPL Group, Inc.	$883,680
16,000	ITC Holdings Corp.	727,200
3,000	Ormat Technologies, Inc.	122,460
17,000	UGI Corp.	426,020
14,000	Wisconsin Energy Corp.	632,380
		2,791,740

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (91.1%) (Cost $67,345,767)	82,770,190

Principal Amount		Value

SHORT-TERM INVESTMENTS (8.6%)
	REPURCHASE AGREEMENTS (2) (8.6%)
$7,800,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $7,800,002 (collateralized by $7,925,000 U.S. Treasury Notes 1.3750%, due 03/15/12, with a value of $7,969,140)	7,800,000

	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $7,800,000)	7,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		271,217

NET ASSETS (4) (100%)		$90,841,407

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($90,841,407 ÷ 14,004,899 shares outstanding)		$6.49

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $75,145,767, aggregate gross unrealized appreciation was $15,956,126, aggregate gross unrealized depreciation was $531,703 and the net unrealized appreciation was $15,424,423.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$82,770,190	$0	$0	$82,770,190
Short-Term Investments	0	7,800,000	0	7,800,000

Total Investments in Securities	$82,770,190	$7,800,000	$0	$90,570,190

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009